Consolidated Statements of Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2013	71	1,650		23,765,180
Balance at Dec. 31, 2013	$ 60,586	$ 1,255,569		$ 23,765	$ 28,239,392	$ (27,052,085)	$ 2,527,227
Sale of common stock for cash upon warrant exercise (in shares)				3,176,000
Sale of common stock for cash upon warrant exercise				$ 3,176	870,224		873,400
Issuance of common stock for services (in shares)				378,205
Issuance of common stock for services				$ 378	99,622		100,000
Common stock conversion (in shares)	(71)	(1,550)		4,631,428
Conversion of preferred stock to common stock	$ (60,586)	$ (1,179,474)		$ 4,632	1,235,428
Stock-based compensation expense					379,103		379,103
Net loss						(2,733,555)	(2,733,555)
Balance (in shares) at Dec. 31, 2014		100		31,950,813
Balance at Dec. 31, 2014		$ 76,095		$ 31,951	30,823,769	(29,785,640)	1,146,175
Sale of convertible preferred stock for cash (in shares)			3,000
Sale of convertible preferred stock for cash			$ 983,941		1,695,869		2,679,810
Stock-based compensation expense					67,905		67,905
Net loss						(2,689,287)	(2,689,287)
Balance (in shares) at Dec. 31, 2015		100	3,000	31,950,813
Balance at Dec. 31, 2015		$ 76,095	$ 983,941	$ 31,951	32,587,543	(32,474,927)	1,204,603
Sale of common stock for cash upon warrant exercise (in shares)				21,884,420
Sale of common stock for cash upon warrant exercise				$ 21,884	1,317,917		1,339,801
Common stock conversion (in shares)			(132)	1,400,000
Conversion of preferred stock to common stock			$ (43,236)	$ 1,400	41,836
Stock-based compensation expense					967,667		967,667
Net loss						(3,271,701)	(3,271,701)
Balance (in shares) at Dec. 31, 2016		100	2,868	55,235,233
Balance at Dec. 31, 2016		$ 76,095	$ 940,705	$ 55,235	$ 34,914,963	$ (35,746,628)	240,370
Net loss							(548,341)
Balance at Mar. 31, 2017							$ (244,224)